Main items related to operating activities - Accounts receivable and other current assets (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Main items related to operating activities
Accounts receivable	$ 14,893	$ 12,213	$ 10,629
Recoverable taxes	4,029	3,180	3,328
Other operating receivables	9,336	10,218	10,909
Prepaid expenses	786	1,399	1,554
Other current assets	59	38	52
Other current assets	14,210	14,835	15,843
Gross value/Cost
Main items related to operating activities
Accounts receivable	15,469	12,809	11,173
Recoverable taxes	4,029	3,180	3,328
Other operating receivables	9,797	10,618	11,335
Prepaid expenses	786	1,399	1,554
Other current assets	59	38	52
Other current assets	14,671	15,235	16,269
Valuation allowance
Main items related to operating activities
Accounts receivable	(576)	(596)	(544)
Other operating receivables	(461)	(400)	(426)
Other current assets	$ (461)	$ (400)	$ (426)